Income tax - Significant Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		$ 19	$ 429	$ 691	$ 52
Deferred tax effect, equity		(809)	773	1,818
Tax expense (income) during the year recognized in Profit or Loss	$ 398	398	(1,034)	(1,178)
Government loans
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		142	46	47
Deferred tax effect, equity		0	0	0
Tax expense (income) during the year recognized in Profit or Loss		96	(1)	0
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(49)	24	71
Deferred tax effect, equity		0	0	0
Tax expense (income) during the year recognized in Profit or Loss		(72)	(47)	0
Lease contracts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		0	(8)	0
Deferred tax effect, equity		0	0	0
Tax expense (income) during the year recognized in Profit or Loss		8	(8)	0
Cash flow hedge
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		2	(3)	(1)
Deferred tax effect, equity		0	0	0
Tax expense (income) during the year recognized in Profit or Loss		5	(2)	(8)
Remeasurement of non-monetary accounts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		728	(103)	99
Deferred tax effect, equity		0	0	0
Tax expense (income) during the year recognized in Profit or Loss		831	(202)	348
Convertible debts and venture debt - liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		23	1,901	2,053
Deferred tax effect, equity		(809)	773	1,818
Tax expense (income) during the year recognized in Profit or Loss		(1,069)	(925)	(563)
Convertible debts and venture debt - equity component
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		2,591	1,818
Other provisions and accruals
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(248)	(310)	(22)
Deferred tax effect, equity		0	0	0
Tax expense (income) during the year recognized in Profit or Loss		62	(288)	0
From subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		19	19	35
Deferred tax effect, equity		0	0	0
Tax expense (income) during the year recognized in Profit or Loss		0	(16)	(17)
Loss available for offsetting against future taxable income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)		(598)	(1,137)	(1,591)
Deferred tax effect, equity		0	0	0
Tax expense (income) during the year recognized in Profit or Loss		$ 537	$ 455	$ (938)